Related Parties (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Components of loans from related parties
Loans from related parties	$ 4,136,301	$ 475,096
Less: Current portion of debt	(4,030,607)	(378,102)
Long term portion of notes payable, related parties	105,694	96,994
Tekmark and MMD Genesis [Member]
Components of loans from related parties
Loans from related parties	3,925,000	350,000
Former owner of Tropical [Member]
Components of loans from related parties
Loans from related parties	105,694	96,994
Owner of IPC, unsecured
Components of loans from related parties
Loans from related parties	100,000
Officer and Former Owners of RM Leasing [Member]
Components of loans from related parties
Loans from related parties	$ 5,607	$ 19,402